Annual Total Returns		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Class A Shares | Government Obligations Fund | Government Obligations Fund - Class A
Prospectus [Line Items]
Annual Return [Percent]	[1]	4.57%	4.39%	1.09%	0.01%	0.18%	1.50%	1.12%	0.21%	0.01%	0.01%
Class A Shares | Retail Prime Obligations Fund | Retail Prime Obligations Fund - Class A
Prospectus [Line Items]
Annual Return [Percent]	[2]	4.69%	4.58%	1.23%	0.01%	0.28%	1.84%	1.41%	0.46%
Class A Shares | Retail Tax Free Obligations Fund | Retail Tax Free Obligations Fund - Class A
Prospectus [Line Items]
Annual Return [Percent]	[3]	2.68%	2.61%	0.59%	0.01%	0.23%	0.75%	0.68%	0.12%	0.01%	none
Class A Shares | Treasury Obligations Fund | Treasury Obligations Fund - Class A
Prospectus [Line Items]
Annual Return [Percent]	[4]	4.63%	4.42%	1.13%	0.01%	0.18%	1.49%	1.13%	0.21%	none	none
Class A Shares | U.S. Treasury Money Market Fund | U.S. Treasury Money Market Fund - Class A
Prospectus [Line Items]
Annual Return [Percent]	[5]	4.55%	4.33%	1.02%	none	0.17%	1.44%	1.11%	0.17%	none	none
Class D Shares | Government Obligations Fund | Government Obligations Fund - Class D
Prospectus [Line Items]
Annual Return [Percent]	[6]	4.72%	4.54%	1.18%	0.01%	0.21%	1.65%	1.28%	0.33%	0.01%	0.01%
Class D Shares | Treasury Obligations Fund | Treasury Obligations Fund - Class D
Prospectus [Line Items]
Annual Return [Percent]	[7]	4.70%	4.58%	1.23%	0.01%	0.21%	1.64%	1.29%	0.33%	none	none
Class D Shares | U.S. Treasury Money Market Fund | U.S. Treasury Money Market Fund - Class D
Prospectus [Line Items]
Annual Return [Percent]	[8]	4.70%	4.49%	1.11%	none	0.21%	1.59%	1.26%	0.29%	none	none
Class P Shares | Government Obligations Fund | Government Obligations Fund - Class P
Prospectus [Line Items]
Annual Return [Percent]	[9]	5.18%	5.00%	1.51%	0.03%	0.38%	2.11%	1.73%
Class P Shares | Treasury Obligations Fund | Treasury Obligations Fund - Class P
Prospectus [Line Items]
Annual Return [Percent]	[10]	5.15%	5.05%	1.57%	0.02%	0.37%	2.10%	1.74%
Class T Shares | Government Obligations Fund | Government Obligations Fund - Class T
Prospectus [Line Items]
Annual Return [Percent]	[11]	4.92%	4.75%	1.31%	0.01%
Class T Shares | Retail Prime Obligations Fund | Retail Prime Obligations Fund - Class T
Prospectus [Line Items]
Annual Return [Percent]	[12]	5.05%	4.94%	1.47%	0.01%	0.36%	2.01%	1.73%	0.81%
Class T Shares | Retail Tax Free Obligations Fund | Retail Tax Free Obligations Fund - Class T
Prospectus [Line Items]
Annual Return [Percent]	[13]	3.04%	2.97%	0.82%	0.01%
Class T Shares | Treasury Obligations Fund | Treasury Obligations Fund - Class T
Prospectus [Line Items]
Annual Return [Percent]	[14]	4.91%	4.79%	1.37%	0.01%
Class T Shares | U.S. Treasury Money Market Fund | U.S. Treasury Money Market Fund - Class T
Prospectus [Line Items]
Annual Return [Percent]	[15]	4.91%	4.69%	1.25%	none
Class T Shares | Institutional Prime Obligations Fund | Institutional Prime Obligations Fund - Class T
Prospectus [Line Items]
Annual Return [Percent]	[16]	5.04%	4.93%	1.47%	none	0.34%	2.02%	1.70%	0.77%	0.10%	0.02%
Class U Shares | Government Obligations Fund | Government Obligations Fund - Class U
Prospectus [Line Items]
Annual Return [Percent]	[17]	5.21%	5.04%	1.53%	0.03%	0.41%	2.14%
Class V Shares | Government Obligations Fund | Government Obligations Fund - Class V
Prospectus [Line Items]
Annual Return [Percent]	[18]	5.03%	4.86%	1.38%	0.01%	0.30%	1.96%	1.58%	0.63%	0.11%	0.01%
Class V Shares | Retail Prime Obligations Fund | Retail Prime Obligations Fund - Class V
Prospectus [Line Items]
Annual Return [Percent]	[19]	5.16%	5.04%	1.55%	0.01%	0.42%	2.12%	1.83%	0.91%
Class V Shares | Retail Tax Free Obligations Fund | Retail Tax Free Obligations Fund - Class V
Prospectus [Line Items]
Annual Return [Percent]	[20]	3.14%	3.07%	0.90%	0.01%	0.38%	1.20%	1.14%	0.56%	0.18%	none
Class V Shares | Treasury Obligations Fund | Treasury Obligations Fund - Class V
Prospectus [Line Items]
Annual Return [Percent]	[21]	5.01%	4.89%	1.44%	0.01%	0.28%	1.95%	1.59%	0.63%	0.09%	none
Class V Shares | U.S. Treasury Money Market Fund | U.S. Treasury Money Market Fund - Class V
Prospectus [Line Items]
Annual Return [Percent]	[22]	5.02%	4.80%	1.33%	none	0.29%	1.90%	1.57%	0.58%	0.04%	none
Class V Shares | Institutional Prime Obligations Fund | Institutional Prime Obligations Fund - Class V
Prospectus [Line Items]
Annual Return [Percent]	[23]	5.13%	5.03%	1.56%	none	0.39%	2.12%	1.81%	0.86%	0.19%	0.02%
Class X Shares | Government Obligations Fund | Government Obligations Fund - Class X
Prospectus [Line Items]
Annual Return [Percent]	[24]	5.19%	5.02%	1.52%	0.03%	0.40%	2.12%	1.74%	0.79%
Class X Shares | Retail Prime Obligations Fund | Retail Prime Obligations Fund - Class X
Prospectus [Line Items]
Annual Return [Percent]	[25]	5.33%	5.21%	1.68%	0.02%	0.55%	2.28%	1.99%	1.07%
Class X Shares | Treasury Obligations Fund | Treasury Obligations Fund - Class X
Prospectus [Line Items]
Annual Return [Percent]	[26]	5.17%	5.06%	1.57%	0.02%	0.38%	2.11%	1.75%	0.79%
Class X Shares | U.S. Treasury Money Market Fund | U.S. Treasury Money Market Fund - Class X
Prospectus [Line Items]
Annual Return [Percent]	[27]	4.55%	4.33%	1.02%	none	0.17%	1.44%	1.11%	0.17%	none	none
Class Y Shares | Government Obligations Fund | Government Obligations Fund - Class Y
Prospectus [Line Items]
Annual Return [Percent]	[28]	4.87%	4.70%	1.28%	0.01%	0.25%	1.81%	1.43%	0.48%	0.01%	0.01%
Class Y Shares | Retail Prime Obligations Fund | Retail Prime Obligations Fund - Class Y
Prospectus [Line Items]
Annual Return [Percent]	[29]	5.00%	4.89%	1.43%	0.01%	0.34%	1.96%	1.67%	0.76%
Class Y Shares | Retail Tax Free Obligations Fund | Retail Tax Free Obligations Fund - Class Y
Prospectus [Line Items]
Annual Return [Percent]	[30]	2.99%	2.92%	0.78%	0.01%	0.32%	0.32%	1.05%	0.98%	0.41%	0.09%
Class Y Shares | Treasury Obligations Fund | Treasury Obligations Fund - Class Y
Prospectus [Line Items]
Annual Return [Percent]	[31]	4.85%	4.74%	1.33%	0.01%	0.24%	1.80%	1.44%	0.48%	0.01%	none
Class Y Shares | U.S. Treasury Money Market Fund | U.S. Treasury Money Market Fund - Class Y
Prospectus [Line Items]
Annual Return [Percent]	[32]	4.86%	4.64%	1.22%	none	0.25%	1.75%	1.42%	0.43%	none	none
Class Y Shares | Institutional Prime Obligations Fund | Institutional Prime Obligations Fund - Class Y
Prospectus [Line Items]
Annual Return [Percent]	[33]	4.97%	4.88%	1.44%	none	0.31%	1.97%	1.65%	0.72%	0.06%	0.02%
Class Z Shares | Government Obligations Fund | Government Obligations Fund - Class Z
Prospectus [Line Items]
Annual Return [Percent]	[34]	5.15%	4.98%	1.48%	0.02%	0.37%	2.08%	1.70%	0.75%	0.23%	0.01%
Class Z Shares | Retail Prime Obligations Fund | Retail Prime Obligations Fund - Class Z
Prospectus [Line Items]
Annual Return [Percent]	[35]	5.26%	5.15%	1.63%	0.01%	0.49%	2.22%	1.93%	1.01%
Class Z Shares | Retail Tax Free Obligations Fund | Retail Tax Free Obligations Fund - Class Z
Prospectus [Line Items]
Annual Return [Percent]	[36]	3.24%	3.17%	0.98%	0.01%	0.44%	1.30%	1.24%	0.66%	0.26%	none
Class Z Shares | Treasury Obligations Fund | Treasury Obligations Fund - Class Z
Prospectus [Line Items]
Annual Return [Percent]	[37]	5.13%	5.02%	1.54%	0.02%	0.35%	2.07%	1.71%	0.75%	0.20%	none
Class Z Shares | U.S. Treasury Money Market Fund | U.S. Treasury Money Market Fund - Class Z
Prospectus [Line Items]
Annual Return [Percent]	[38]	5.12%	4.90%	1.41%	0.01%	0.35%	2.00%	1.67%	0.68%	0.13%	none
Class Z Shares | Institutional Prime Obligations Fund | Institutional Prime Obligations Fund - Class Z
Prospectus [Line Items]
Annual Return [Percent]	[39]	5.25%	5.13%	1.64%	0.05%	0.50%	2.28%	1.97%	0.98%	0.29%	0.04%

[1]	Total return for the period 1/1/2025 through 9/30/2025 was 2.75%.
[2]	Total return for the period 1/1/2025 through 9/30/2025 was 2.81%.
[3]	Total return for the period 1/1/2025 through 9/30/2025 was 1.52%.
[4]	Total return for the period 1/1/2025 through 9/30/2025 was 2.74%.
[5]	Total return for the period 1/1/2025 through 9/30/2025 was 2.71%.
[6]	Total return for the period 1/1/2025 through 9/30/2025 was 2.87%.
[7]	Total return for the period 1/1/2025 through 9/30/2025 was 2.86%.
[8]	Total return for the period 1/1/2025 through 9/30/2025 was 2.82%.
[9]	Total return for the period 1/1/2025 through 9/30/2025 was 3.21%.
[10]	Total return for the period 1/1/2025 through 9/30/2025 was 3.19%.
[11]	Total return for the period 1/1/2025 through 9/30/2025 was 3.02%.
[12]	Total return for the period 1/1/2025 through 9/30/2025 was 3.08%.
[13]	Total return for the period 1/1/2025 through 9/30/2025 was 1.79%.
[14]	Total return for the period 1/1/2025 through 9/30/2025 was 3.01%.
[15]	Total return for the period 1/1/2025 through 9/30/2025 was 2.97%.
[16]	Total return for the period 1/1/2025 through 9/30/2025 was 3.03%.
[17]	Total return for the period 1/1/2025 through 9/30/2025 was 3.23%.
[18]	Total return for the period 1/1/2025 through 9/30/2025 was 3.10%.
[19]	Total return for the period 1/1/2025 through 9/30/2025 was 3.16%.
[20]	Total return for the period 1/1/2025 through 9/30/2025 was 1.86%.
[21]	Total return for the period 1/1/2025 through 9/30/2025 was 3.09%.
[22]	Total return for the period 1/1/2025 through 9/30/2025 was 3.05%.
[23]	Total return for the period 1/1/2025 through 9/30/2025 was 3.12%.
[24]	Total return for the period 1/1/2025 through 9/30/2025 was 3.22%.
[25]	Total return for the period 1/1/2025 through 9/30/2025 was 3.28%.
[26]	Total return for the period 1/1/2025 through 9/30/2025 was 3.21%.
[27]	Total return for the period 1/1/2025 through 9/30/2025 was 2.71%.
[28]	Total return for the period 1/1/2025 through 9/30/2025 was 2.98%.
[29]	Total return for the period 1/1/2025 through 9/30/2025 was 3.04%.
[30]	Total return for the period 1/1/2025 through 9/30/2025 was 1.75%.
[31]	Total return for the period 1/1/2025 through 9/30/2025 was 2.97%.
[32]	Total return for the period 1/1/2025 through 9/30/2025 was 2.94%.
[33]	Total return for the period 1/1/2025 through 9/30/2025 was 3.01%.
[34]	Total return for the period 1/1/2025 through 9/30/2025 was 3.18%.
[35]	Total return for the period 1/1/2025 through 9/30/2025 was 3.23%.
[36]	Total return for the period 1/1/2025 through 9/30/2025 was 1.94%.
[37]	Total return for the period 1/1/2025 through 9/30/2025 was 3.18%.
[38]	Total return for the period 1/1/2025 through 9/30/2025 was 3.13%.
[39]	Total return for the period 1/1/2025 through 9/30/2025 was 3.20%.